Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease obligations	SFr 153.8	SFr 331.1
Due in less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease obligations	7.8	16.9
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease obligations	67.7	135.8
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease obligations	SFr 78.3	SFr 178.5